[TEXT]				UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check Here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Killian Asset Management
Address:	1250 West Northwest Highway
		Suite 600
		Palatine, IL 60067

13F File Number:  28-3528

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person Signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Jeremiah Lynch
Title:  	Compliance Officer
Phone:		847-359-8585
Signature, Place, and Date of Signing:

	Jeremiah Lynch	Palatine, IL 	November 11, 1999

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	78

Form 13F Information Table Value Total:	$241,994



List of Other Included Managers:		None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING
AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN
MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp                      COM              001957109     4913    88020 SH       SOLE                    88020
Alcoa Inc                      COM              013817101      619    10000 SH       SOLE                    10000
Anheuser-Busch Cos             COM              035229103     6030    85000 SH       SOLE                    85000
BankAmerica Corp               COM              060505104     5353    73015 SH       SOLE                    73015
Bellsouth Corp                 COM              079860102     6390   138540 SH       SOLE                   138540
Bristol-Myers Squibb           COM              110122108      207     2940 SH       SOLE                     2940
Chase Manhattan Corp           COM              16161A108     4531    52380 SH       SOLE                    52380
Chevron Corp                   COM              166751107     5378    56570 SH       SOLE                    56570
Cigna Corp                     COM              125509109     6308    70880 SH       SOLE                    70880
Comerica Inc                   COM              200340107     4751    79940 SH       SOLE                    79940
Computer Assoc Intl            COM              204912109     2289    41800 SH       SOLE                    41800
Dayton Hudson Corp             COM              239753106     6006    92400 SH       SOLE                    92400
Exxon Corp                     COM              302290101     5150    66770 SH       SOLE                    66770
Federal Home Loan Mtg Corp     COM              313400301     5952   102620 SH       SOLE                   102620
Federal National Mtg Assn      COM              313586109     4468    65470 SH       SOLE                    65470
Ford Motor Co                  COM              345370100     4447    78800 SH       SOLE                    78800
GATX Corp                      COM              361448103     4321   113520 SH       SOLE                   113520
General Electric Company       COM              369604103     6896    61030 SH       SOLE                    61030
General Public Utilities Corp  COM              36225X100     4012    95100 SH       SOLE                    95100
Goodrich B F CO                COM              382388106     4598   108200 SH       SOLE                   108200
K Mart Corp                    COM              482584109     4272   258900 SH       SOLE                   258900
Kimberly-Clark                 COM              494368103     5706   100100 SH       SOLE                   100100
Kroger Co                      COM              501044101     4873   174440 SH       SOLE                   174440
Lehman Brothers Holdings Inc.  COM              524908100      913    14700 SH       SOLE                    14700
Lincoln Natl Corp              COM              534187109     6115   116900 SH       SOLE                   116900
McKesson HBOC, Inc.            COM              58155q103     1452    45100 SH       SOLE                    45100
MediaOne Group                 COM              58440j104     1130    15200 SH       SOLE                    15200
Merrill Lynch & Co Inc         COM              590188108     3808    47900 SH       SOLE                    47900
Microsoft Corp                 COM              594918104     7177    79580 SH       SOLE                    79580
Mobil Corp                     COM              607059102     5817    58910 SH       SOLE                    58910
Motorola Inc                   COM              620076109     6471    68300 SH       SOLE                    68300
Pharmacia & Upjohn Inc         COM              716941109     5069    89220 SH       SOLE                    89220
Philip Morris Inc.             COM              718154107     3870    96290 SH       SOLE                    96290
Reliant Energy Inc.            COM              75952j108     4287   155170 SH       SOLE                   155170
Rite Aid Corp                  COM              767754104     2968   120540 SH       SOLE                   120540
Rockwell Intl Corp             COM              773903109     4301    70800 SH       SOLE                    70800
Safeway Inc.                   COM              786514208     5264   106340 SH       SOLE                   106340
Seagate Technology             COM              811804103     3913   152690 SH       SOLE                   152690
Texaco Inc                     COM              881694103     2476    39700 SH       SOLE                    39700
Texas Instruments Inc          COM              882508104     8726    60600 SH       SOLE                    60600
Textron Inc                    COM              883203101     5365    65180 SH       SOLE                    65180
U S West Inc                   COM              91273H101     4706    80100 SH       SOLE                    80100
United Buying Serv Intl        COM              909691107        0    70000 SH       SOLE                    70000
V F Corporation                COM              918204108     4207    98400 SH       SOLE                    98400
Viacom Inc CL B                COM              925524308     6545   148760 SH       SOLE                   148760
Weyerhaeuser Co                COM              962166104     4854    70600 SH       SOLE                    70600
American General $3.00 Ser A C PFD CV           02637G200     3516    37600 SH       SOLE                    37600
Cendant Corp 7.50% Cvt Pfd     PFD CV           151313301     4601   133600 SH       SOLE                   133600